Series A Convertible Redeemable Preferred Shares - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Minimum	Dec. 31, 2012 After Stock Split	Dec. 31, 2012 If the total proceeds received was equal to or more than $81,250,000	Sep. 30, 2007 Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued, share							2,950,000
Stock issued, price per share							$ 1.322
Stock issued, value		$ 105,142,505					$ 3,900,000
Preferred stock, initial conversion price	$ 1.322				$ 0.661
Consent of holders of outstanding preferred shares required for conversion				60.00%
Gross proceeds from Qualified Initial Public Offering that trigger conversion of preferred shares		115,920,000		50,000,000
Implied valuation of the company that trigger conversion of preferred stock				300,000,000
Preferred stock, non-cumulative dividend per annum	5.00%
Preferred stock, redemption period	5 years
Preferred stock, preference amount, in the event of liquidation or sale, as a percentage of issue price	150.00%					100.00%
Proceeds from sale of assets that trigger payment of 100% of the Series A issue price				81,250,000
Derivative liability	147,500
Gain (Loss) on change in fair value of derivative liabilities		354,000	(796,500)
Deemed dividend on Series A convertible redeemable preferred shares		108,348
Derecognition upon modification		$ 2,153,500